Schedule I - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
(Loss) profit for the year	$ (177,112,000)	$ 20,800,000	$ 98,478,000
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax (benefit) expense	2,468,000	16,252,000	57,540,000
Depreciation and amortization	84,951,000	75,463,000	73,532,000
Finance costs	20,775,000	21,942,000	38,793,000
Exchange differences	23,886,000	(13,565,000)	7,551,000
Impairment (gain) loss	17,488,000	43,052,000	25,290,000
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	13,414,000	22,765,000	80,766,000
(Decrease) increase in trade payables	(28,682,000)	(17,255,000)	(70,573,000)
Other changes in operating assets and liabilities	(51,659,000)	(62,646,000)	(23,457,000)
Income tax received	(10,329,000)	(15,799,000)	(113,308,000)
Net cash provided by operating activities	51,464,000	243,258,000	178,372,000
Payments due to investments:
Other intangible assets	(1,556,000)	(3,024,000)	(2,787,000)
Net cash used in investing activities	(73,132,000)	(66,937,000)	(81,806,000)
Cash flows from financing activities:
Dividends paid	(10,451,000)	(9,758,000)
Repayment of debt instruments	(35,760,000)	(147,624,000)	(179,075,000)
Proceeds from debt instruments	50,244,000	10,255,000
Payments for lease liabilities	(16,185,000)	(16,201,000)	(14,967,000)
Payments to acquire own shares	(4,691,000)	(2,428,000)
Interest paid	(12,550,000)	(26,192,000)	(42,207,000)
Net cash used in financing activities	3,464,000	(175,508,000)	(282,147,000)
Total net increase (decrease) in cash and cash equivalents	(18,204,000)	813,000	(185,581,000)
Beginning balance of cash and cash equivalents	132,973,000	136,470,000
Foreign exchange (losses) gains on cash and cash equivalents	7,920,000	(5,191,000)	287,000
Ending balance of cash and cash equivalents	122,812,000	132,973,000	136,470,000
Separate
Cash flows from operating activities:
(Loss) profit for the year	(20,993,000)	(18,507,000)	5,429,000
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax (benefit) expense		(367,000)	(115,000)
Depreciation and amortization	130,000	126,000	123,000
Finance income	(253,000)	(889,000)	(31,982,000)
Finance costs	7,002,000	6,477,000	19,638,000
Exchange differences	2,161,000	(447,000)	(86,000)
Impairment (gain) loss			(429,000)
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	6,694,000	12,536,000	53,052,000
(Decrease) increase in trade payables	6,687,000	(14,191,000)	(13,680,000)
Other changes in operating assets and liabilities	(1,234,000)	(215,000)	(8,276,000)
Income tax received		367,000
Net cash provided by operating activities	194,000	(15,110,000)	23,674,000
Payments due to investments:
Loans to group companies			(3,250,000)
Proceeds from loans to group companies		51,709,000	120,510,000
Net cash used in investing activities		51,709,000	117,260,000
Cash flows from financing activities:
Dividends paid	(10,451,000)	(9,758,000)
Repayment of debt instruments	(205,000)
Proceeds from debt instruments	50,244,000	10,255,000
Payments for debt issuance cost	(35,760,000)	(6,000)
Payments for lease liabilities	(158,000)	(153,000)	(149,000)
Proceeds from loans from group companies	18,171,000	40,947,000	6,770,000
Repayments of loans from group companies	(16,492,000)	(75,089,000)	(147,882,000)
Payments to acquire own shares	(4,691,000)	(2,428,000)
Interest paid	(1,173,000)
Net cash used in financing activities	(515,000)	(36,232,000)	(141,261,000)
Total net increase (decrease) in cash and cash equivalents	(321,000)	367,000	(327,000)
Beginning balance of cash and cash equivalents	614,000	227,000	605,000
Foreign exchange (losses) gains on cash and cash equivalents	205,000	20,000	(51,000)
Ending balance of cash and cash equivalents	$ 498,000	$ 614,000	$ 227,000